TAXES ON INCOME	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 13:-	TAXES ON INCOME

a.	Tax rates applicable to income of companies in Israel:

In December 2011, the Israeli Parliament ("Knesset") passed the Law for Adjustment of the Tax Burden (Legislative Amendments), 2011, which came into effect on January 1, 2012 ("the Law for Adjustment of the Tax Burden"). Pursuant to the Law for Adjustment of the Tax Burden, the corporate tax rate is 25% in 2012 and thereafter. In view of this increase in the corporate tax rate to 25% in 2012, the real capital gains tax rate and the real betterment tax rate were also increased accordingly.

b.	Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969:

The Company qualifies as an "Industrial Company" under the Law for the Encouragement of Industry (Taxes), 1969 (the "Industrial Encouragement Law"). The Industrial Encouragement Law defines an "Industrial Company" as a company that is resident in Israel and that derives at least 90% of its income in any tax year, other than income from defense loans, capital gains, interest and dividends, from an enterprise whose major activity in a given tax year is industrial production.
The principal benefit from the above law is the deduction of expenses in connection with a public offering. Also, under the industrial Encouragement Law an "Industrial Company" is entitled to special rates of depreciation for industrial equipment and in addition to amortization of the cost of purchased know-how and patents over an eight year period for tax purposes and an accelerated depreciation rate on equipment.

Eligibility for the benefits under the Industry Encouragement Law is not subject to receipt of prior approval from any governmental authority.

c.
As of December 31, 2012, the net operating tax loss carryforward relating to the Company in Israel amounted to approximately $ 62.6 million, including a carryforward capital loss amounting to approximately $ 3.5 million. Carryforward losses in Israel may be carried forward indefinitely and may be offset against future taxable income.

As the Company believes that it is more likely than not that the deferred tax assets in respect of these carryforward losses amounting to approximately $ 16.7 million will not be utilized, the Company recorded a valuation allowance for the entire balance of the deferred tax asset relating to the carryforward losses.

d.
The main reconciling items between the statutory tax rate of the Company and the effective tax rate is the valuation allowance recorded in respect of the deferred tax assets relating to net operating loss carryforwards and other temporary differences due to the uncertainty of the realization of such tax assets.

Deferred income taxes:
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2012	2011

Net operating loss carry forward	$15,653	$15,317
Allowance and reserve	334	318

Total deferred tax assets before valuation allowance	15,987	15,635
Valuation allowance	(15,987)	(15,635)

Net deferred tax assets	$-	$-

As of December 31, 2012 and December 31, 2011, the Company has provided valuation allowances in respect of deferred tax assets resulting from tax loss carry forward and other temporary differences, since they have a history of operating losses and current uncertainty concerning its ability to realize these deferred tax assets in the future.

The Company account for its income tax uncertainties in accordance with FASB ASC No. 740 which clarifies the accounting for uncertainties in income taxes recognized in a company's financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.

As of December 31, 2012 and 2011, there were no unrecognized tax benefits that if recognized would affect the annual effective tax rate.